Redeemable Convertible Preferred Stock - Schedule Of Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable Convertible Preferred Stock [Line Items]
Shares Issued and Outstanding	62,240
Carrying Value	$ 170,648	$ 170,648	$ 170,648
Liquidation Preference	$ 170,089
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized		6,746
Shares Issued and Outstanding	4,468	6,746
Carrying Value	$ 3,000	$ 3,000
Liquidation Preference	$ 3,000	$ 3,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized		27,470
Shares Issued and Outstanding	16,851	25,439
Carrying Value	$ 37,537	$ 37,537
Liquidation Preference	$ 37,710	$ 37,710
Series B1 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized		20,559
Shares Issued and Outstanding	13,618	20,559
Carrying Value	$ 37,716	$ 37,716
Liquidation Preference	$ 32,760	$ 32,760
Series B2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized		43,352
Shares Issued and Outstanding	27,303	41,219
Carrying Value	$ 92,395	$ 92,395
Liquidation Preference	96,619	$ 96,619
Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Shares Authorized		98,127
Shares Issued and Outstanding		93,963
Carrying Value	$ 0	$ 170,648
Liquidation Preference		$ 170,089